Financial Liabilities - Summary of Long-term Borrowings (Parenthetical) (Detail) - Won [member]	12 Months Ended
Dec. 31, 2019
Woori bank [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, maturity period	3
Long-term borrowings, annual interest rate	2.75%
Korea development bank and others [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, maturity period	91
Long-term borrowings, annual interest rate adjustment	0.64%
Korea development bank and others [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate adjustment	2.43%
Korea development bank and others [member] | Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate adjustment	3.25%